financial instruments - Derivative gains and losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	$ 208	$ 73
Gain (loss) reclassified from other comprehensive income to income (effective portion)	360	(75)
Derivative assets
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	208	73
Gain (loss) reclassified from other comprehensive income to income (effective portion)	359	(79)
Derivative assets | Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	208	73
Gain (loss) reclassified from other comprehensive income to income (effective portion)	360	(75)
Derivatives held for hedging | Currency risk related to purchases | U.S. Dollars | Goods and services purchased
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	30	(1)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	17	(24)
Derivatives held for hedging | Currency risk related to long-term debt | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	131	27
Gain (loss) reclassified from other comprehensive income to income (effective portion)	355	(50)
Spread included in fair value of derivative instruments	70	(48)
Derivatives held for hedging | Currency risk related to investment in a foreign operation | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	47	47
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(12)	(1)
Derivatives held for hedging | Currency risk related to investment in a foreign operation | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments		2
Derivatives held for hedging | Other market risk | Financing costs
Disclosure of detailed information about financial instruments
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(1)	(4)
Derivatives held for trading | Currency risk | Financing costs
Disclosure of detailed information about financial instruments
Gain recognized in income on derivatives	(24)	(2)
Virtual power purchase agreements unrealized change in forward element | Financing costs
Disclosure of detailed information about financial instruments
Gain recognized in income on derivatives	193
Cash flow hedging item (HFH) | Derivatives held for hedging
Disclosure of detailed information about financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items	$ 0	$ 0